Risk Management and Financial Instruments (Details) - Schedule of Consolidated Financial Statements - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Fair value through profit or loss(1)
Financial investments	[1]	$ 2,642,258	$ 1,343,149
National treasury bills	[1]	210,716	109,662
Derivative assets	[1]	169,736	108,505
Amortized cost(2)
Cash at banks	[2]	1,830,814	1,144,741
Margin cash	[2]	18,191	59,088
Trade accounts receivable	[2]	3,390,856	3,878,125
Related party receivables	[2]	118,554	182,268
Total	[2]	8,381,125	6,825,538
Amortized cost
Loans and financing		(19,999,137)	(17,700,148)
Trade accounts payable and supply chain finance		(6,205,119)	(6,531,731)
Lease		(1,841,227)	(1,721,833)
Other financial liabilities		(104,043)	(11,876)
Fair value through profit or loss
Derivative liabilities		(144,251)	(107,238)
Total		$ (28,293,777)	$ (26,072,826)

[1]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.
[2]	Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.